PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Jun. 29, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions(A)	Total
	€ million	€ million	€ million
Balance as at 31 December 2017	216	26	242
Charged/(credited) to profit or loss:
Additional provisions recognised	74	—	74
Unused amounts reversed	(8)	—	(8)
Utilised during the period	(101)	(1)	(102)
Balance as at 29 June 2018	181	25	206
______________________

(A)	Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves and are not considered material to these financial statements.